Convertible notes at fair value (Details)		12 Months Ended
	Sep. 12, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / shares D
Debt Instrument [Line Items]
Convertible notes transaction expenses		$ 2,190,000
Convertible notes
Debt Instrument [Line Items]
Notes issued at par	$ 30,000,000
Interest rate payable on default (as a percent)	5.00%
Conversion price percentage	92.00%
Threshold trading day period (in days) | D		5
Fixed price | $ / shares		8
Maximum aggregate percentage of ordinary shares delivered		19.90%
Percentage of repurchase price		100.00%
Convertible notes | Minimum
Debt Instrument [Line Items]
Conversion Price | $ / shares		$ 2.78
Volatility | Convertible notes
Debt Instrument [Line Items]
Measurement input		44.32
Risk-free interest rate | Convertible notes
Debt Instrument [Line Items]
Measurement input		2.52